Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.30%
Australia–1.65%
APA Group	204,821	$863,778
Atlas Arteria Ltd.	187,558	585,641
		1,449,419
Brazil–0.84%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(a)	45,392	734,443
Canada–13.67%
Canadian Pacific Kansas City Ltd.	10,470	832,067
Enbridge, Inc.	155,546	6,726,575
Gibson Energy, Inc.	90,523	1,527,247
South Bow Corp.	11,865	283,940
TC Energy Corp.	57,992	2,613,201
		11,983,030
China–2.37%
China Gas Holdings Ltd.	229,000	189,835
China Resources Gas Group Ltd.	70,400	239,313
China Tower Corp. Ltd., H Shares(b)	7,086,000	1,020,685
ENN Energy Holdings Ltd.	92,300	628,291
		2,078,124
France–9.24%
Aeroports de Paris S.A.	7,140	813,616
Getlink SE	68,711	1,099,193
Vinci S.A.	57,234	6,193,456
		8,106,265
Hong Kong–1.05%
Hong Kong & China Gas Co. Ltd. (The)	1,198,000	919,812
Italy–1.66%
Italgas S.p.A.	243,676	1,455,726
Japan–0.58%
Tokyo Gas Co. Ltd.	17,900	506,369
Mexico–1.30%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	4,162	1,142,344
Spain–4.81%
Aena SME S.A.(b)	7,126	1,534,656
Cellnex Telecom S.A.(b)	80,121	2,683,509
		4,218,165
United Kingdom–7.94%
National Grid PLC	268,086	3,252,217
Pennon Group PLC	213,419	1,525,487
Severn Trent PLC	20,112	628,124
Shares		Value
United Kingdom–(continued)
SSE PLC	77,069	$1,552,595
		6,958,423
United States–54.19%
American Tower Corp.	24,287	4,491,881
American Water Works Co., Inc.	7,665	955,366
Atmos Energy Corp.	7,416	1,056,854
CenterPoint Energy, Inc.	30,279	986,187
Cheniere Energy, Inc.	19,108	4,273,504
Consolidated Edison, Inc.	17,198	1,612,140
Crown Castle, Inc.(a)	16,887	1,507,671
CSX Corp.	25,034	822,868
Dominion Energy, Inc.	29,817	1,657,527
Essential Utilities, Inc.	35,743	1,268,162
Evergy, Inc.	11,685	749,826
Eversource Energy	28,767	1,659,281
Ferrovial SE	26,714	1,140,242
Kinder Morgan, Inc.	87,896	2,415,382
National Fuel Gas Co.	17,751	1,243,102
ONE Gas, Inc.(a)	18,860	1,332,270
ONEOK, Inc.	42,158	4,096,493
PG&E Corp.	140,332	2,196,196
PPL Corp.	53,749	1,805,966
SBA Communications Corp., Class A	8,351	1,649,824
Sempra	47,854	3,968,532
Targa Resources Corp.	12,532	2,466,298
Williams Cos., Inc. (The)	50,609	2,805,257
Xcel Energy, Inc.	20,180	1,356,096
		47,516,925
Total Common Stocks & Other Equity Interests (Cost $78,840,337)		87,069,045
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.30% (Cost $78,840,337)		87,069,045
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.92%
Invesco Private Government Fund, 4.35%(c)(d)(e)	1,498,625	1,498,625
Invesco Private Prime Fund, 4.48%(c)(d)(e)	1,941,441	1,942,023
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,440,648)		3,440,648
TOTAL INVESTMENTS IN SECURITIES—103.22% (Cost $82,280,985)		90,509,693
OTHER ASSETS LESS LIABILITIES–(3.22)%		(2,825,119)
NET ASSETS–100.00%		$87,684,574
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $5,238,850, which represented 5.97% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$252,987	$777,801	$(1,030,788)	$-	$-	$-	$2,612
Invesco Treasury Portfolio, Institutional Class	469,825	1,444,491	(1,914,316)	-	-	-	4,807
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,062,450	8,428,640	(7,992,465)	-	-	1,498,625	11,589*
Invesco Private Prime Fund	2,838,792	14,809,169	(15,705,938)	-	-	1,942,023	29,631*
Total	$4,624,054	$25,460,101	$(26,643,507)	$-	$-	$3,440,648	$48,639

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,449,419	$—	$1,449,419
Brazil	734,443	—	—	734,443
Canada	11,983,030	—	—	11,983,030
China	—	2,078,124	—	2,078,124
France	—	8,106,265	—	8,106,265
Hong Kong	—	919,812	—	919,812
Italy	—	1,455,726	—	1,455,726
Japan	—	506,369	—	506,369
Mexico	1,142,344	—	—	1,142,344
Spain	—	4,218,165	—	4,218,165
United Kingdom	—	6,958,423	—	6,958,423
United States	46,376,683	1,140,242	—	47,516,925
Money Market Funds	—	3,440,648	—	3,440,648
Total Investments	$60,236,500	$30,273,193	$—	$90,509,693
Invesco Global Infrastructure Fund